Leases (Details) - Schedule of the components of lease expense - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
ASU201602Transition Abstract
Operating Lease, Expense	$ 244,045	$ 352,645
Lease, Cost	$ 244,045	$ 352,645
Statement of Income Location	General and administrative expenses